Cash And Cash Equivalent - Summary of Detailed Information About Cash And Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Average deposit remuneration rate	103.20%	106.90%
Average repurchase operations remuneration rate	100.00%	99.90%